Intangible and goodwill, net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Movement of Intangible Assets and Cumulative Amortization

The movement of intangible assets and amortization for the years ended December 31, 2024, 2023 and 2022, is as follows:

	2024								2023	2022
Description	Software	Software development	Relationship with clients	Brand	Database	Other intangible	Goodwill (b and c)	Total	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	1,600,270	187,016	110,042	82,546	97,016	229,067	669,075	2,975,032	2,698,486	1,908,144
Acquisition of Izipay, Note 1(b)	—	—	—	—	—	—	—	—	—	569,850
Additions	186,572	54,519	—	—	—	4,243	—	245,334	280,388	227,270
Transfers	105,652	(72,544)	—	—	—	(33,108)	—	—	—	—
Disposals and write-offs, Note 21(a)	(22,109)	—	—	—	—	(20,731)	—	(42,840)	(3,842)	(6,778)
Balance as of December 31	1,870,385	168,991	110,042	82,546	97,016	179,471	669,075	3,177,526	2,975,032	2,698,486
Amortization
Balance as of January 1	(1,126,123)	—	(19,257)	—	(16,978)	(125,554)	—	(1,287,912)	(1,065,284)	(863,395)
Amortization of the year	(216,370)	—	(11,004)	—	(9,702)	(17,225)	—	(254,301)	(223,015)	(202,401)
Disposals and write-offs	21,712	—	—	—	—	10,728	—	32,440	387	512
Balance as of December 31	(1,320,781)	—	(30,261)	—	(26,680)	(132,051)	—	(1,509,773)	(1,287,912)	(1,065,284)
Net book value	549,604	168,991	79,781	82,546	70,336	47,420	669,075	1,667,753	1,687,120	1,633,202

Management assesses periodically the amortization method used with the purpose of ensuring that it is consistent with the economic benefit of the intangible assets. In Management’s opinion, there is no evidence of impairment in the Group’s intangible assets as of December 31, 2024, 2023 and 2022.